Other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other financial liabilities.
Schedule of other financial liabilities

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Current
Contingent consideration	80,010	—	—
Deferred underwriting discount	7,280	9,280	—
Deferred liabilities	2,437	7,239	—
Financial liabilities arising from sale and leaseback transaction	183	—	—
	89,910	16,519	—

Non-current
Contingent consideration	135,320	—	—
Redeemable Class A ordinary shares	—	264,477	244,250
Deferred underwriting discount	—	—	9,280
Financial liabilities arising from sale and leaseback transaction	426	—	—
	135,746	264,477	253,530
	225,656	280,996	253,530